SCHEDULE OF FAIR VALUE OF WARRANTS (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Warrant Liability
Revaluation, warrants	$ 576
Revaluation, warrants	(576)
Revaluation, warrants
Revaluation, warrants